BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 18, 2021	Dec. 22, 2018	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021	Aug. 23, 2021	Apr. 12, 2021	Nov. 30, 2018
Statement [Line Items]
Shares issued to convertible note							20,000	20,000		12,000,000
Negative Net Assets Of Bloomios, Inc. Negative			$ (30,000)		$ (30,000)
Uncollectable accounts receivables			50,000		50,000	$ 80,000
FDIC Insured Amount			250,000		250,000
Valuation Allowance			(4,797,325)		(4,223,007)	(1,330,432)
Inventory			150,000		0	150,000
Deferred Revenue			$ 329,661		$ 436,887	239,561
Common Stock Shares Outstanding Shares			29,949,538		14,250,659
Weighted Average Common Shares Basic			25,414,306	12,849,729	12,626,145
Conversion Of Notes Into Common Shares			37,143,045		1,327,778
Employee stock options convertible into additional shares of common stock			3,445,000
Additional Common Shares			9,584,517		1,300,932
Warrants Convertible Into Additional Common Shares			11,688,435		1,300,932
Share-based Expense			$ 248,718		$ 95,467	$ 277,333
Net Operating Loss Carry-forward			$ 22,844,403		$ 20,109,557
Statutory Tax Rate			21.00%		21.00%
Federal Tax Rate		35.00%	21.00%		21.00%	21.00%
Deferred Tax Assets			$ 4,797,325		$ 4,223,007	$ 1,330,432
Effective Date		Jan. 01, 2018
2021 Incentive Plan [Member]
Statement [Line Items]
Shares issued to convertible note	5,500,000
Awarded shares	3,650,000
Series A Preferred Stock
Statement [Line Items]
Capital transaction, par value			$ 0.00001		$ 0.00001
Preferred Stock issued			10,000		10,000	10,000
Series A Preferred Stock | X L R Medical Corp [Member]
Statement [Line Items]
Preferred Stock issued									10,000
Series B Preferred Stock
Statement [Line Items]
Preferred Stock issued					800	0			800
Preferred Stock issued			0		800	800
Preferred stock, par value									$ 0.00001
Series B Preferred Stock | X L R Medical Corp [Member]
Statement [Line Items]
Preferred Stock issued									800